Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Inventory [Line Items]
Books and other goods	$ 604	$ 708
Paper and other raw materials	129	102
Less: inventory provisions for slow-moving and obsolescence	(114)	(112)
Inventories, total	$ 619	$ 698